Shareholder Report, Holdings (Details)	May 31, 2026
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | First American Government Obligations Fund - Class X, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | SPDR Gold Shares, Expiration: 12/31/2026; Exercise Price: $400.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $40.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | iShares Bitcoin Trust ETF, Expiration: 6/5/2026; Exercise Price: $43.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $417.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $420.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | First American Government Obligations Fund - Class X, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $40.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | iShares Bitcoin Trust ETF, Expiration: 6/5/2026; Exercise Price: $43.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 1/15/2027; Exercise Price: $670.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 8/21/2026; Exercise Price: $735.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.80%
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)